Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	¥ (25,126)	¥ 26,465	¥ 127,367
Amortization of prior service cost	8,464	19,601	26,811
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(41,114)	17,681
Amortization of net actuarial loss	(16,891)	(16,624)	(11,936)
Amortization of transition obligation	(167)	(169)	(169)
Accrued past service liability	178	173
Amortization of prior service cost	5,266	15,738
Other	107	3,146
Total	(52,621)	19,945
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	15,279	9,199
Amortization of net actuarial loss	(15,982)	(17,232)	(12,488)
Amortization of prior service cost	3,187	3,857
Other	513	4
Total	¥ 2,997	¥ (4,172)